Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending of year amount of unrecognized tax benefit is as follows (in thousands):

	2013	2012	2011
Unrecognized tax benefits at beginning of year	$14,216	$17,091	$18,034
Additions based on tax positions related to the current year	1,440	1,845	1,219
Additions for tax positions of prior years	8,114	2,050	5,212
Reductions for tax positions of prior years	(3,023)	(3,051)	(492)
Settlement reductions	(4,602)	(3,410)	(5,330)
Reductions for tax positions settled through the expirations of the statute of limitations	(1,323)	(309)	(1,552)
Unrecognized tax benefits at end of year	$14,822	$14,216	$17,091

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes from continuing operations is comprised of the following (in thousands):

	For the years ended December 31,
	2013	2012	2011
Current provision	$27,160	$7,962	$34,701
Deferred provision	61,932	95,327	65,078
Total income tax provision from continuing operations	$89,092	$103,289	$99,779

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Effective Income Tax Rate
The difference between the Company’s reported income tax expense from continuing operations and the federal income tax expense from continuing operations computed at the statutory rate of 35.0% is explained in the following table (in thousands):

	For the years ended December 31,
	2013		2012		2011
Federal income tax at the statutory rate	$60,897	35.0%	$96,331	35.0%	$84,896	35.0%
State, local and foreign income taxes, net of federal income tax benefit	8,142	4.7	9,491	3.4	8,494	3.5
(Reduction)increase for tax positions settled, net of federal income tax benefit	(2,068)	(1.2)	80	—	(1,676)	(0.7)
Settlements	17,136	9.8	—	—	7,000	2.9
Other, net	4,985	2.9	(2,613)	(0.9)	1,065	0.4
Total income tax provision from continuing operations	$89,092	51.2%	$103,289	37.5%	$99,779	41.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2013	2012
Accounts receivable reserves	$77,610	$91,773
Net operating loss (“NOL”) and capital loss carryforwards	76,809	81,530
Accrued liabilities	116,162	78,331
Other	18,030	47,421
Gross deferred tax assets, before valuation allowances	288,611	299,055
Valuation allowances	(24,159)	(21,037)
Gross deferred tax assets, net of valuation allowances	$264,452	$278,018

Amortization of intangibles	$623,087	$606,933
Contingent convertible debentures interest	412,305	353,397
Fixed assets and depreciation methods	73,538	55,135
Subsidiary stock basis	10,776	12,271
Current and noncurrent assets	508	10,702
Other	21,877	18,054
Gross deferred tax liabilities	$1,142,091	$1,056,492